Share-based compensation - Summary of compensation costs recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Compensation cost recognized	$ 732	$ 1,082	$ 3,794
Cost of revenues
Share-based compensation
Compensation cost recognized		7	18
Research and development
Share-based compensation
Compensation cost recognized	371	148	337
Sales and marketing
Share-based compensation
Compensation cost recognized	52	612	1,743
General and administrative
Share-based compensation
Compensation cost recognized	$ 309	$ 315	$ 1,696